Financial instruments (Tables)	3 Months Ended
Feb. 28, 2023
Financial instruments
Schedule Of Fair Value Measurements, Nonrecurring
	February 28, 2023		November 30, 2022
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,800,000	1,768,358	1,800,000	1,753,406
Promissory notes payable(i)	360,514	360,514	360,514	360,514

Schedule Of Past Due Financing Receivables
	February 28,	November 30,
	2023	2022
	$	$
Accounts receivable	211,527	602
Less allowance for doubtful accounts	-	-
Total trade and other receivables, net	211,527	602

Not past due	211,527	602
Past due for more than 31 days but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	211,527	602

Schedule Of Undiscounted Cash Flows of Financial Liabilities
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,815,580	-	-	-	-	3,815,580
Accrued liabilities	3,074,485	-	-	-	-	3,074,485
Employee costs payable	3,310,173	-	-	-	-	3,310,173
Operating lease liabiity	45,891	45,891	45,891	-	-	137,673
Convertible debentures (Note 5)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 5)	360,514	-	-	-	-	360,514
Total contractual obligations	12,406,643	45,891	45,891	-	-	12,498,425